Income Tax - Summary of Deductible Temporary Differences af Income Tax Expenses (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 955	$ 915
Canadian Tax Losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	229	254
Canadian Restricted Interest [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	39	0
Canadian Long-term assets [Member] | Assets [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	(2)	1
Canadian Accounting provisions and other accruals [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	35	15
Foreign tax Losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	646	688
Foreign Restricted Interest [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	13	0
Foreign Long-term assets [Member] | Assets [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	(5)	(41)
Foreign Accounting provisions and other accruals [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 0	$ (2)